Shareholder Report, Line Graph (Details) 9057870_Franklin Municipal High Yield ETF_Single Class_TSR Annual {Single Class} - USD ($)											12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2026
Franklin Municipal High Yield ETF
Account Value [Line Items]
Line Graph and Table Measure Name											Franklin Municipal High Yield ETF (NAV)
Accumulated Value	$ 12,358	$ 12,600	$ 11,563	$ 11,580	$ 12,711	$ 11,561	$ 11,201	$ 10,439	$ 10,038	$ 10,000	$ 13,448
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Municipal Bond Index
Accumulated Value	$ 11,522	$ 11,523	$ 11,107	$ 11,005	$ 11,824	$ 11,447	$ 10,865	$ 10,125	$ 10,026	$ 10,000	$ 12,129